SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Net income (loss) for the period	$ (352)	$ 646
Basic weighted average number of shares outstanding	118,572,700	103,819,481
Effect of dilutive share options, warrants, and RSUs ('000)	4,030,229	3,415,476
Diluted weighted average number of shares outstanding	122,602,929	107,234,957
Basic loss per share	$ (0.00)	$ 0.01
Diluted loss per share	$ (0.00)	$ 0.01